General information and significant accounting policies - Narrative (Details)	Jun. 30, 2020 vessel tanker
Bareboat chartered in product tankers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels | tanker	1
Number of vessels | tanker	1
Property, plant and equipment not subject to operating leases [member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	135
Number of vessels	135
Handymax [Member] | Property, plant and equipment not subject to operating leases [member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	19
Number of vessels	19
MR [Member] | Property, plant and equipment not subject to operating leases [member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	62
Number of vessels	62
LR1 [Member] | Property, plant and equipment not subject to operating leases [member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	12
Number of vessels	12
LR2 [Member] | Property, plant and equipment not subject to operating leases [member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	42
Number of vessels	42